Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Summary of Other operating expense
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Gain on transfer of GSN Games shares *1	—	(70,020)	—
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(18,868)	(4,593)	(4,318)
(Gain) loss on sale, disposal or impairment of assets, net *2	32,122	8,316	(417)
Other	996	803	(7,286)

	14,250	(65,494)	(12,021)

*1	Refer to Note 31.

*2	Refer to Notes 9 and 11.